EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Prospectus dated January 3, 2007
as revised January 19, 2007

EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND
Supplement to Prospectuses dated February 1, 2007

EATON VANCE FLORIDA INSURED MUNICIPALS FUND EATON VANCE HAWAII MUNICIPALS FUND EATON VANCE HIGH YIELD MUNICIPALS FUND EATON VANCE KANSAS MUNICIPALS FUND Supplement to Prospectuses dated April 1, 2007

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
Supplement to Prospectuses dated August 1, 2007

EATON VANCE ARIZONA MUNICIPALS FUND
EATON VANCE COLORADO MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND
EATON VANCE MICHIGAN MUNICIPALS FUND
EATON VANCE MINNESOTA MUNICIPALS FUND
EATON VANCE NEW JERSEY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA MUNICIPALS FUND
Supplement to Prospectus dated October 5, 2007

1. Information under "Purchasing Shares" and "Sales Charges" is supplemented as follows:

Class A shares are offered at net asset value (without a sales charge) and Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A and/or Class I shares through a no-load network or platform. The initial minimum investment for Class I shares also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I shares of the Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 milion.

2. The following replaces the first paragraph under “Information about the Fund” in “Shareholder Account Features”:

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

November 1, 2007	COMBPS2

EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated January 3, 2007

EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND
Supplement to Statements of Additional Information dated February 1, 2007

EATON VANCE FLORIDA INSURED MUNICIPALS FUND
EATON VANCE HAWAII MUNICIPALS FUND
EATON VANCE HIGH YIELD MUNICIPALS FUND
EATON VANCE KANSAS MUNICIPALS FUND
Supplement to Statements of Additional Information dated April 1, 2007

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
Supplement to Statements of Additional Information dated August 1, 2007

EATON VANCE ARIZONA MUNICIPALS FUND
EATON VANCE COLORADO MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND
EATON VANCE MICHIGAN MUNICIPALS FUND
EATON VANCE MINNESOTA MUNICIPALS FUND
EATON VANCE NEW JERSEY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated October 5, 2007

1.	The following is added to “Disclosure of Portfolio Holdings and Related Information” under “Performance”:

Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Fixed-Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

November 1, 2007